Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (93,321)	¥ (173,053)	¥ 400,952
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(2,830)	(6,694)	(6,960)
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (754)	¥ (7,594)	¥ (5,230)

[1]	Amounts include the net loss of ¥5,230 million, ¥7,594 million and ¥754 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2016, 2017 and 2018, respectively.